Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.12%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$55,000	$62,049
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A%%	6.37	4-20-2055	140,000	140,871
Ziply Fiber Issuer LLC Series 2024-1A Class C144A	11.17	4-20-2054	75,000	81,099
Total asset-backed securities (Cost $275,824)				284,019

	Shares
Common stocks: 95.03%
Australia: 1.04%
Fortescue Ltd. (Materials, Metals & mining)	218,307	2,556,674
Brazil: 1.31%
BB Seguridade Participacoes SA (Financials, Insurance)	491,269	3,239,792
Canada: 2.05%
Open Text Corp. (Information technology, Software)	76,584	2,253,230
Power Corp. of Canada (Financials, Insurance)	92,144	2,792,819
		5,046,049
China: 2.10%
China Construction Bank Corp. Class H (Financials, Banks)	4,043,000	3,289,850
Haier Smart Home Co. Ltd. Class H (Consumer discretionary, Household durables)	575,600	1,903,831
		5,193,681
France: 4.27%
Engie SA (Utilities, Multi-utilities)	163,674	2,701,911
Orange SA (Communication services, Diversified telecommunication services)	288,256	3,100,051
SCOR SE (Financials, Insurance)	95,128	2,430,336
SPIE SA (Industrials, Commercial services & supplies)	69,322	2,310,324
		10,542,622
Germany: 2.59%
SAP SE (Information technology, Software)	15,207	4,190,656
Siemens AG (Industrials, Industrial conglomerates)	10,255	2,198,426
		6,389,082
Israel: 1.76%
Plus500 Ltd. (Financials, Capital markets)	51,244	1,798,109
Wix.com Ltd. (Information technology, IT services)†	10,654	2,545,134
		4,343,243
Italy: 1.32%
UniCredit SpA (Financials, Banks)	70,690	3,246,316
Japan: 4.82%
Hitachi Ltd. (Industrials, Industrial conglomerates)	159,900	4,019,953
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Japan(continued)
Honda Motor Co. Ltd. (Consumer discretionary, Automobiles)	296,200	$2,803,576
Sompo Holdings, Inc. (Financials, Insurance)	182,000	5,075,261
		11,898,790
Luxembourg: 0.00%
Intelsat Emergence SA (Communication services, Diversified telecommunication services)†	13	418
Netherlands: 1.41%
Signify NV (Industrials, Electrical equipment)144A	101,656	2,194,415
Stellantis NV (Consumer discretionary, Automobiles)	97,078	1,296,175
		3,490,590
Norway: 1.25%
Telenor ASA (Communication services, Diversified telecommunication services)	251,781	3,078,665
Singapore: 1.01%
DBS Group Holdings Ltd. (Financials, Banks)	75,800	2,481,080
South Korea: 1.19%
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	76,931	2,929,469
Spain: 1.13%
CaixaBank SA (Financials, Banks)	458,697	2,776,657
Switzerland: 2.81%
Coca-Cola HBC AG (Consumer staples, Beverages)	94,770	3,289,879
Roche Holding AG (Health care, Pharmaceuticals)	11,579	3,640,110
		6,929,989
Taiwan: 2.16%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	25,422	5,321,333
United Kingdom: 3.27%
3i Group PLC (Financials, Capital markets)	73,009	3,507,594
Aviva PLC (Financials, Insurance)	359,248	2,277,110
Shell PLC (Energy, Oil, gas & consumable fuels)	69,885	2,294,655
		8,079,359
United States: 59.54%
AbbVie, Inc. (Health care, Biotechnology)#	19,521	3,589,912
Alphabet, Inc. Class A (Communication services, Interactive media & services)#	33,055	6,743,881
Amazon.com, Inc. (Consumer discretionary, Broadline retail)†#	27,856	6,620,814
Apple, Inc. (Information technology, Technology hardware, storage & peripherals)#	25,419	5,998,884
Applied Industrial Technologies, Inc. (Industrials, Trading companies & distributors)#	6,745	1,753,902
See accompanying notes to portfolio of investments
2 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
United States(continued)
Ares Capital Corp. BDC (Financials, Capital markets)#	146,041	$3,456,790
Arista Networks, Inc. (Information technology, Communications equipment)†#	23,860	2,749,388
AT&T, Inc. (Communication services, Diversified telecommunication services)#	143,040	3,394,339
Broadcom, Inc. (Information technology, Semiconductors & semiconductor equipment)#	22,220	4,916,619
Citigroup, Inc. (Financials, Banks)#	71,211	5,798,712
Colgate-Palmolive Co. (Consumer staples, Household products)#	45,635	3,956,555
ConocoPhillips (Energy, Oil, gas & consumable fuels)#	32,439	3,205,946
Dell Technologies, Inc. Class C (Information technology, Technology hardware, storage & peripherals)#	20,387	2,112,093
Devon Energy Corp. (Energy, Oil, gas & consumable fuels)#	60,225	2,053,673
Diamondback Energy, Inc. (Energy, Oil, gas & consumable fuels)#	18,798	3,089,639
Eli Lilly & Co. (Health care, Pharmaceuticals)	4,939	4,005,924
Enviva Equity (Energy, Oil, gas & consumable fuels)‡†	29,737	535,266
Ferguson Enterprises, Inc. (Industrials, Trading companies & distributors)#	11,329	2,051,909
Gap, Inc. (Consumer discretionary, Specialty retail)#	84,510	2,034,156
General Motors Co. (Consumer discretionary, Automobiles)#	35,013	1,731,743
Gilead Sciences, Inc. (Health care, Biotechnology)#	39,482	3,837,650
InterDigital, Inc. (Information technology, Software)	20,851	3,815,316
Intuitive Surgical, Inc. (Health care, Health care equipment & supplies)†	6,402	3,661,176
KLA Corp. (Information technology, Semiconductors & semiconductor equipment)	4,538	3,350,133
Ladder Capital Corp. Class A (Financials, Mortgage real estate investment trusts (REITs))	228,126	2,557,292
Lantheus Holdings, Inc. (Health care, Health care equipment & supplies)†	29,649	2,742,829
Meta Platforms, Inc. Class A (Communication services, Interactive media & services)#	6,471	4,459,684
Microsoft Corp. (Information technology, Software)	17,303	7,181,783
NVIDIA Corp. (Information technology, Semiconductors & semiconductor equipment)	63,298	7,600,310
Omega Healthcare Investors, Inc. (Real estate, Health care REITs)	83,409	3,091,138
Organon & Co. (Health care, Pharmaceuticals)	178,978	2,784,898
Owens Corning (Industrials, Building products)	15,162	2,798,147
Pfizer, Inc. (Health care, Pharmaceuticals)	103,717	2,750,575
PNC Financial Services Group, Inc. (Financials, Banks)	11,050	2,220,498
Resolute Topco, Inc. (Investment Companies)‡†	2,451	19,608
Simon Property Group, Inc. (Real estate, Retail REITs)	13,315	2,314,946
SLM Corp. (Financials, Consumer finance)	118,375	3,303,846
TD SYNNEX Corp. (Information technology, Electronic equipment, instruments & components)	20,878	2,975,324
Tesla, Inc. (Consumer discretionary, Automobiles)†	7,677	3,106,114
UGI Corp. (Utilities, Gas utilities)	82,810	2,544,751
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
United States(continued)
VICI Properties, Inc. Class A (Real estate, Specialized REITs)	124,663	$3,711,218
Walmart, Inc. (Consumer staples, Consumer staples distribution & retail)	63,668	6,249,651
		146,877,032
Total common stocks (Cost $174,623,146)		234,420,841

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 16.99%
United States: 16.99%
AdaptHealth LLC (Consumer, non-cyclical, Pharmaceuticals)144A	5.13%	3-1-2030	$345,000	319,103
Adient Global Holdings Ltd. (Consumer, cyclical, Auto parts & equipment)144A%%	7.50	2-15-2033	140,000	141,866
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%) (Industrial, Trucking & leasing)144A±	6.50	6-15-2045	120,000	119,984
AES Corp. (5 Year Treasury Constant Maturity+2.89%) (Utilities, Electric)±	6.95	7-15-2055	170,000	166,118
AES Corp. (5 Year Treasury Constant Maturity+3.20%) (Utilities, Electric)±	7.60	1-15-2055	225,000	229,064
Aethon United BR LP/Aethon United Finance Corp. (Energy, Oil & gas)144A	7.50	10-1-2029	115,000	117,941
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%) (Financial, Diversified financial services)144Aʊ±	5.25	6-15-2026	330,000	325,518
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (Financial, Insurance)144A	7.38	10-1-2032	400,000	408,720
Allied Universal Holdco LLC (Consumer, non-cyclical, Commercial services)144A	7.88	2-15-2031	160,000	164,047
Allied Universal Holdco LLC/Allied Universal Finance Corp. (Consumer, non-cyclical, Commercial services)144A	6.00	6-1-2029	70,000	64,768
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (Consumer, cyclical, Airlines)144A	5.50	4-20-2026	35,417	35,396
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (Consumer, cyclical, Airlines)144A	5.75	4-20-2029	225,000	224,450
AmWINS Group, Inc. (Financial, Insurance)144A	4.88	6-30-2029	95,000	90,484
AmWINS Group, Inc. (Financial, Insurance)144A	6.38	2-15-2029	130,000	131,504
Antero Midstream Partners LP/Antero Midstream Finance Corp. (Energy, Pipelines)144A	6.63	2-1-2032	260,000	265,567
Arches Buyer, Inc. (Communications, Internet)144A	6.13	12-1-2028	100,000	90,566
Archrock Partners LP/Archrock Partners Finance Corp. (Energy, Oil & gas services)144A	6.63	9-1-2032	135,000	136,849
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (Industrial, Packaging & containers)144A	6.00	6-15-2027	225,000	223,807
AthenaHealth Group, Inc. (Technology, Software)144A	6.50	2-15-2030	315,000	304,775
B&G Foods, Inc. (Consumer, non-cyclical, Food)144A	8.00	9-15-2028	240,000	248,705
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%) (Financial, Banks)ʊ±	4.38	1-27-2027	120,000	116,428
Bath & Body Works, Inc. (Consumer, cyclical, Retail)144A	6.63	10-1-2030	155,000	157,813
Blackstone Mortgage Trust, Inc. (Financial, REITs)144A	7.75	12-1-2029	70,000	72,101
Block, Inc. (Consumer, non-cyclical, Commercial services)144A	6.50	5-15-2032	235,000	240,196
See accompanying notes to portfolio of investments
4 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Brandywine Operating Partnership LP (Financial, REITs)	8.88%	4-12-2029	$225,000	$240,376
Bristow Group, Inc. (Energy, Oil & gas services)144A	6.88	3-1-2028	410,000	412,185
BroadStreet Partners, Inc. (Financial, Insurance)144A	5.88	4-15-2029	195,000	190,911
Buckeye Partners LP (Energy, Pipelines)	5.85	11-15-2043	200,000	175,326
Buckeye Partners LP (Energy, Pipelines)144A	6.88	7-1-2029	90,000	92,139
Builders FirstSource, Inc. (Industrial, Building materials)144A	6.38	3-1-2034	185,000	186,071
Cablevision Lightpath LLC (Communications, Internet)144A	5.63	9-15-2028	130,000	121,767
California Resources Corp. (Energy, Oil & gas)144A	8.25	6-15-2029	135,000	138,791
Camelot Return Merger Sub, Inc. (Industrial, Building materials)144A	8.75	8-1-2028	340,000	333,952
Carvana Co. (PIK at 13.00%) (Consumer, cyclical, Retail)144A¥	9.00	6-1-2030	255,000	283,078
CCM Merger, Inc. (Consumer, cyclical, Entertainment)144A	6.38	5-1-2026	595,000	594,809
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	4.25	1-15-2034	250,000	204,243
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	4.50	8-15-2030	825,000	750,581
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)	4.50	5-1-2032	75,000	65,055
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	5.00	2-1-2028	25,000	24,336
Central Garden & Pet Co. (Consumer, non-cyclical, Household products/wares)	4.13	10-15-2030	145,000	131,829
Chart Industries, Inc. (Industrial, Machinery-diversified)144A	7.50	1-1-2030	115,000	120,144
Chart Industries, Inc. (Industrial, Machinery-diversified)144A	9.50	1-1-2031	85,000	91,645
Chemours Co. (Basic materials, Chemicals)144A	8.00	1-15-2033	185,000	183,467
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	5.25	5-15-2030	165,000	140,674
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.00	1-15-2029	150,000	136,729
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	10.88	1-15-2032	125,000	128,747
Churchill Downs, Inc. (Consumer, cyclical, Entertainment)144A	6.75	5-1-2031	210,000	213,566
Cinemark USA, Inc. (Consumer, cyclical, Entertainment)144A	7.00	8-1-2032	445,000	457,224
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%) (Financial, Banks)ʊ±	3.88	2-18-2026	235,000	230,111
Clean Harbors, Inc. (Industrial, Environmental control)144A	6.38	2-1-2031	165,000	167,376
Clear Channel Outdoor Holdings, Inc. (Communications, Advertising)144A	5.13	8-15-2027	85,000	82,800
Clear Channel Outdoor Holdings, Inc. (Communications, Advertising)144A	7.50	6-1-2029	170,000	151,357
Clear Channel Outdoor Holdings, Inc. (Communications, Advertising)144A	9.00	9-15-2028	200,000	210,262
Cleveland-Cliffs, Inc. (Basic materials, Iron/steel)144A	7.00	3-15-2032	195,000	194,522
Cloud Software Group, Inc. (Technology, Software)144A	6.50	3-31-2029	295,000	289,982
Cloud Software Group, Inc. (Technology, Software)144A	8.25	6-30-2032	210,000	218,277
Cloud Software Group, Inc. (Technology, Software)144A	9.00	9-30-2029	345,000	353,332
Clydesdale Acquisition Holdings, Inc. (Industrial, Packaging & containers)144A	6.88	1-15-2030	75,000	76,192
CommScope LLC (Communications, Telecommunications)144A	8.25	3-1-2027	135,000	128,868
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 5

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Concentra Escrow Issuer Corp. (Consumer, non-cyclical, Healthcare- services)144A	6.88%	7-15-2032	$215,000	$222,321
Cooper Tire & Rubber Co. LLC (Consumer, cyclical, Auto parts & equipment)	7.63	3-15-2027	190,000	191,068
CoreCivic, Inc. (Consumer, non-cyclical, Commercial services)	8.25	4-15-2029	390,000	412,425
CP Atlas Buyer, Inc. (Industrial, Building materials)144A	7.00	12-1-2028	160,000	142,400
CQP Holdco LP/BIP-V Chinook Holdco LLC (Energy, Pipelines)144A	5.50	6-15-2031	250,000	241,059
CQP Holdco LP/BIP-V Chinook Holdco LLC (Energy, Pipelines)144A	7.50	12-15-2033	310,000	327,322
CSC Holdings LLC (Communications, Media)144A	3.38	2-15-2031	360,000	261,672
CSC Holdings LLC (Communications, Media)144A	4.63	12-1-2030	145,000	79,476
CSC Holdings LLC (Communications, Media)144A	5.50	4-15-2027	225,000	208,343
DaVita, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.88	9-1-2032	320,000	324,491
Diebold Nixdorf, Inc. (Technology, Computers)144A	7.75	3-31-2030	40,000	41,407
Discover Financial Services Series C (U.S. SOFR 3 Month+3.34%) (Financial, Diversified financial services)ʊ±	5.50	10-30-2027	140,000	136,441
DISH DBS Corp. (Communications, Media)144A	5.75	12-1-2028	110,000	95,299
DISH Network Corp. (Communications, Media)144A	11.75	11-15-2027	300,000	316,769
EchoStar Corp. (PIK at 6.75%) (Communications, Telecommunications)¥	6.75	11-30-2030	155,000	143,081
Edison International (5 Year Treasury Constant Maturity+3.86%) (Utilities, Electric)±	8.13	6-15-2053	165,000	156,446
Ellucian Holdings, Inc. (Technology, Software)144A	6.50	12-1-2029	90,000	90,543
EMRLD Borrower LP/Emerald Co-Issuer, Inc. (Industrial, Building materials)144A	6.63	12-15-2030	280,000	283,215
Encino Acquisition Partners Holdings LLC (Energy, Oil & gas)144A	8.50	5-1-2028	255,000	261,963
Encino Acquisition Partners Holdings LLC (Energy, Oil & gas)144A	8.75	5-1-2031	170,000	180,740
Encore Capital Group, Inc. (Financial, Diversified financial services)144A	9.25	4-1-2029	200,000	214,337
Endo Finance Holdings, Inc. (Consumer, non-cyclical, Pharmaceuticals)144A	8.50	4-15-2031	285,000	304,851
Energizer Holdings, Inc. (Industrial, Electrical components & equipment)144A	4.38	3-31-2029	205,000	191,659
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%) (Energy, Pipelines)±	8.00	5-15-2054	45,000	47,493
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%) (Energy, Pipelines)ʊ±	6.50	11-15-2026	80,000	79,957
Entegris, Inc. (Technology, Semiconductors)144A	5.95	6-15-2030	135,000	134,568
Enviva Partners LP/Enviva Partners Finance Corp. (Energy, Energy- alternate sources)144A♦	6.50	1-15-2026	710,000	0
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%) (Utilities, Electric)±	7.63	12-15-2054	245,000	255,465
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%) (Utilities, Electric)±	6.65	6-1-2055	165,000	165,141
FirstCash, Inc. (Consumer, cyclical, Retail)144A	4.63	9-1-2028	100,000	95,618
FirstCash, Inc. (Consumer, cyclical, Retail)144A	6.88	3-1-2032	285,000	288,951
Fortress Transportation & Infrastructure Investors LLC (Industrial, Trucking & leasing)144A	5.50	5-1-2028	245,000	239,475
Fortress Transportation & Infrastructure Investors LLC (Industrial, Trucking & leasing)144A	5.88	4-15-2033	95,000	90,893
See accompanying notes to portfolio of investments
6 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Fortress Transportation & Infrastructure Investors LLC (Industrial, Trucking & leasing)144A	7.00%	5-1-2031	$235,000	$238,166
Fortress Transportation & Infrastructure Investors LLC (Industrial, Trucking & leasing)144A	7.00	6-15-2032	95,000	96,312
Genesee & Wyoming, Inc. (Industrial, Transportation)144A	6.25	4-15-2032	200,000	200,538
Genting New York LLC/GENNY Capital, Inc. (Consumer, cyclical, Lodging)144A	7.25	10-1-2029	150,000	154,198
GEO Group, Inc. (Consumer, non-cyclical, Commercial services)	8.63	4-15-2029	255,000	269,233
Global Aircraft Leasing Co. Ltd. (Financial, Diversified financial services)144A	8.75	9-1-2027	130,000	133,540
Group 1 Automotive, Inc. (Consumer, cyclical, Retail)144A	6.38	1-15-2030	130,000	132,133
Harvest Midstream I LP (Energy, Pipelines)144A	7.50	9-1-2028	215,000	219,894
Harvest Midstream I LP (Energy, Pipelines)144A	7.50	5-15-2032	140,000	145,691
Hess Midstream Operations LP (Energy, Pipelines)144A	5.50	10-15-2030	85,000	83,925
Hess Midstream Operations LP (Energy, Pipelines)144A	6.50	6-1-2029	45,000	45,910
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	6.00	2-1-2031	225,000	213,158
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	6.25	4-15-2032	30,000	28,490
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	8.38	11-1-2033	110,000	114,810
HUB International Ltd. (Financial, Insurance)144A	5.63	12-1-2029	105,000	102,968
HUB International Ltd. (Financial, Insurance)144A	7.25	6-15-2030	35,000	36,189
HUB International Ltd. (Financial, Insurance)144A	7.38	1-31-2032	250,000	257,066
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Financial, Investment Companies)	5.25	5-15-2027	55,000	53,308
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Financial, Investment Companies)	9.00	6-15-2030	80,000	78,791
Insight Enterprises, Inc. (Technology, Computers)144A	6.63	5-15-2032	120,000	122,010
IQVIA, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.50	5-15-2030	430,000	438,732
Iron Mountain, Inc. (Financial, REITs)144A	4.50	2-15-2031	230,000	211,644
Iron Mountain, Inc. (Financial, REITs)144A	5.25	7-15-2030	270,000	259,669
Jane Street Group/JSG Finance, Inc. (Financial, Diversified financial services)144A	6.13	11-1-2032	60,000	59,711
Jane Street Group/JSG Finance, Inc. (Financial, Diversified financial services)144A	7.13	4-30-2031	155,000	160,194
Jefferies Finance LLC/JFIN Co-Issuer Corp. (Financial, Diversified financial services)144A	5.00	8-15-2028	145,000	137,305
Jefferies Finance LLC/JFIN Co-Issuer Corp. (Financial, Diversified financial services)144A	6.63	10-15-2031	125,000	125,588
Jefferson Capital Holdings LLC (Financial, Diversified financial services)144A	9.50	2-15-2029	125,000	133,584
JELD-WEN, Inc. (Industrial, Building materials)144A	7.00	9-1-2032	155,000	147,734
Kimmeridge Texas Gas LLC (Energy, Oil & gas)144A	8.50	2-15-2030	139,000	139,537
Kinetik Holdings LP (Energy, Pipelines)144A	5.88	6-15-2030	245,000	243,086
Kraken Oil & Gas Partners LLC (Energy, Oil & gas)144A	7.63	8-15-2029	75,000	73,805
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (Financial, REITs)144A	7.00	7-15-2031	265,000	272,767
Lamb Weston Holdings, Inc. (Consumer, non-cyclical, Food)144A	4.38	1-31-2032	150,000	136,475
Level 3 Financing, Inc. (Communications, Telecommunications)144A	3.63	1-15-2029	160,000	123,200
Level 3 Financing, Inc. (Communications, Telecommunications)144A	3.88	10-15-2030	140,000	109,147
Level 3 Financing, Inc. (Communications, Telecommunications)144A	10.50	4-15-2029	320,000	358,443
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 7

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
LGI Homes, Inc. (Consumer, cyclical, Home builders)144A	8.75%	12-15-2028	$165,000	$174,848
Lithia Motors, Inc. (Consumer, cyclical, Retail)144A	4.38	1-15-2031	175,000	161,162
Lumen Technologies, Inc. (Communications, Telecommunications)144A	10.00	10-15-2032	122,750	122,443
Macy’s Retail Holdings LLC (Consumer, cyclical, Retail)144A	5.88	4-1-2029	180,000	176,333
Macy’s Retail Holdings LLC (Consumer, cyclical, Retail)144A	6.13	3-15-2032	265,000	250,618
Match Group Holdings II LLC (Communications, Internet)144A	5.63	2-15-2029	190,000	187,989
Mauser Packaging Solutions Holding Co. (Industrial, Packaging & containers)144A	7.88	4-15-2027	85,000	86,612
McAfee Corp. (Technology, Computers)144A	7.38	2-15-2030	110,000	108,371
Michaels Cos., Inc. (Consumer, cyclical, Retail)144A	7.88	5-1-2029	215,000	135,048
MPH Acquisition Holdings LLC (Consumer, non-cyclical, Healthcare- services)144A	5.50	9-1-2028	110,000	84,805
MPH Acquisition Holdings LLC (Consumer, non-cyclical, Healthcare- services)144A%%	5.75	12-31-2030	22,057	17,645
MPH Acquisition Holdings LLC (PIK at 0.75%) (Consumer, non-cyclical, Healthcare-services)144A¥%%	6.75	3-31-2031	189,185	104,052
MPH Acquisition Holdings LLC (PIK at 5.00%) (Consumer, non-cyclical, Healthcare-services)144A¥%%	11.50	12-31-2030	33,758	29,032
MPT Operating Partnership LP/MPT Finance Corp. (Financial, REITs)	5.25	8-1-2026	175,000	175,032
MPT Operating Partnership LP/MPT Finance Corp. (Financial, REITs)144A%%	8.50	2-15-2032	40,000	40,620
Murphy Oil Corp. (Energy, Oil & gas)	6.00	10-1-2032	130,000	125,597
Nabors Industries Ltd. (Energy, Oil & gas)144A	7.50	1-15-2028	85,000	82,146
Nabors Industries, Inc. (Energy, Oil & gas)144A	9.13	1-31-2030	235,000	243,930
Nationstar Mortgage Holdings, Inc. (Financial, Diversified financial services)144A	6.50	8-1-2029	230,000	230,527
Nationstar Mortgage Holdings, Inc. (Financial, Diversified financial services)144A	7.13	2-1-2032	200,000	206,166
Navient Corp. (Financial, Diversified financial services)	11.50	3-15-2031	160,000	181,763
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	5.88	2-15-2027	140,000	140,642
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	6.75	2-1-2032	100,000	101,561
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	7.75	2-15-2029	80,000	84,985
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	8.13	1-15-2029	60,000	63,712
Newell Brands, Inc. (Consumer, cyclical, Housewares)	6.38	5-15-2030	220,000	222,750
Nexstar Media, Inc. (Communications, Media)144A	5.63	7-15-2027	140,000	138,081
NextEra Energy Operating Partners LP (Utilities, Electric)144A	7.25	1-15-2029	230,000	231,406
Oceaneering International, Inc. (Energy, Oil & gas services)	6.00	2-1-2028	180,000	178,649
OneMain Finance Corp. (Financial, Diversified financial services)	7.88	3-15-2030	210,000	220,914
Outfront Media Capital LLC/Outfront Media Capital Corp. (Communications, Advertising)144A	4.63	3-15-2030	150,000	139,436
Outfront Media Capital LLC/Outfront Media Capital Corp. (Communications, Advertising)144A	7.38	2-15-2031	190,000	199,086
Panther Escrow Issuer LLC (Financial, Insurance)144A	7.13	6-1-2031	130,000	133,129
Paramount Global (3 Month LIBOR+3.90%) (Communications, Media)±	6.25	2-28-2057	125,000	119,498
Pattern Energy Operations LP/Pattern Energy Operations, Inc. (Utilities, Electric)144A	4.50	8-15-2028	270,000	255,191
Pediatrix Medical Group, Inc. (Consumer, non-cyclical, Healthcare- services)144A	5.38	2-15-2030	155,000	148,579
See accompanying notes to portfolio of investments
8 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Performance Food Group, Inc. (Consumer, non-cyclical, Food)144A	6.13%	9-15-2032	$130,000	$130,273
PetSmart, Inc./PetSmart Finance Corp. (Consumer, cyclical, Retail)144A	7.75	2-15-2029	260,000	259,161
PG&E Corp. (Utilities, Electric)	5.25	7-1-2030	280,000	263,323
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%) (Utilities, Electric)±	7.38	3-15-2055	260,000	252,616
PRA Group, Inc. (Financial, Diversified financial services)144A	5.00	10-1-2029	295,000	272,843
Prairie Acquiror LP (Energy, Pipelines)144A	9.00	8-1-2029	225,000	232,684
Quikrete Holdings, Inc. (Industrial, Building materials)144A%%	6.38	3-1-2032	65,000	65,162
Quikrete Holdings, Inc. (Industrial, Building materials)144A%%	6.75	3-1-2033	40,000	40,100
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (Financial, Diversified financial services)144A	4.00	10-15-2033	120,000	101,462
Rocket Software, Inc. (Technology, Software)144A	9.00	11-28-2028	225,000	233,059
Rockies Express Pipeline LLC (Energy, Pipelines)144A	6.88	4-15-2040	300,000	291,826
Sabre Global, Inc. (Consumer, cyclical, Leisure time)144A	10.75	11-15-2029	368,000	379,654
Saks Global Enterprises LLC (Consumer, cyclical, Retail)144A	11.00	12-15-2029	190,000	181,945
Sally Holdings LLC/Sally Capital, Inc. (Consumer, cyclical, Retail)	6.75	3-1-2032	100,000	100,753
SCIH Salt Holdings, Inc. (Basic materials, Chemicals)144A	6.63	5-1-2029	230,000	223,031
Seagate HDD Cayman (Technology, Computers)	8.50	7-15-2031	225,000	240,858
Sealed Air Corp./Sealed Air Corp. U.S. (Industrial, Packaging & containers)144A	7.25	2-15-2031	130,000	135,126
Sempra (5 Year Treasury Constant Maturity+2.87%) (Utilities, Electric)±	4.13	4-1-2052	250,000	236,960
Service Corp. International (Consumer, non-cyclical, Commercial services)	5.75	10-15-2032	275,000	270,218
Service Properties Trust (Financial, REITs)	8.38	6-15-2029	85,000	84,950
Service Properties Trust (Financial, REITs)144A	8.63	11-15-2031	350,000	371,660
Sirius XM Radio LLC (Communications, Media)144A	4.13	7-1-2030	310,000	277,089
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. (Consumer, cyclical, Entertainment)144A	6.63	5-1-2032	255,000	260,514
Sonic Automotive, Inc. (Consumer, cyclical, Retail)144A	4.63	11-15-2029	75,000	70,638
Sonic Automotive, Inc. (Consumer, cyclical, Retail)144A	4.88	11-15-2031	175,000	161,396
Sotheby’s/Bidfair Holdings, Inc. (Consumer, non-cyclical, Commercial services)144A	5.88	6-1-2029	295,000	271,323
Spirit AeroSystems, Inc. (Industrial, Aerospace/defense)144A	9.75	11-15-2030	235,000	259,984
SS&C Technologies, Inc. (Technology, Software)144A	6.50	6-1-2032	305,000	309,990
Star Parent, Inc. (Consumer, non-cyclical, Healthcare-services)144A	9.00	10-1-2030	310,000	326,214
Starwood Property Trust, Inc. (Financial, REITs)144A	6.50	7-1-2030	160,000	161,530
Surgery Center Holdings, Inc. (Consumer, non-cyclical, Healthcare- services)144A	7.25	4-15-2032	105,000	104,738
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (Energy, Pipelines)144A	6.00	12-31-2030	335,000	323,369
Taylor Morrison Communities, Inc. (Consumer, cyclical, Home builders)144A	5.13	8-1-2030	60,000	58,001
Tenet Healthcare Corp. (Consumer, non-cyclical, Healthcare-services)	6.75	5-15-2031	410,000	419,581
TerraForm Power Operating LLC (Energy, Energy-alternate sources)144A	4.75	1-15-2030	175,000	161,638
TerraForm Power Operating LLC (Energy, Energy-alternate sources)144A	5.00	1-31-2028	195,000	187,902
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 9

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Townsquare Media, Inc. (Communications, Media)144A	6.88%	2-1-2026	$270,000	$269,693
TransDigm, Inc. (Industrial, Aerospace/defense)144A	6.63	3-1-2032	405,000	411,914
Tri Pointe Homes, Inc. (Consumer, cyclical, Home builders)	5.70	6-15-2028	60,000	59,892
U.S. Foods, Inc. (Consumer, non-cyclical, Food)144A	5.75	4-15-2033	280,000	272,199
United Wholesale Mortgage LLC (Financial, Diversified financial services)144A	5.50	4-15-2029	280,000	271,470
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (Financial, REITs)144A	6.00	1-15-2030	70,000	61,479
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (Financial, REITs)144A	10.50	2-15-2028	175,000	187,107
USI, Inc. (Financial, Insurance)144A	7.50	1-15-2032	130,000	135,683
Venture Global Calcasieu Pass LLC (Energy, Pipelines)144A	6.25	1-15-2030	210,000	213,847
Venture Global LNG, Inc. (Energy, Pipelines)144A	8.38	6-1-2031	330,000	347,312
Venture Global LNG, Inc. (Energy, Pipelines)144A	9.88	2-1-2032	125,000	137,603
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%) (Energy, Pipelines)144Aʊ±	9.00	9-30-2029	110,000	114,628
Viasat, Inc. (Communications, Telecommunications)144A	5.63	4-15-2027	140,000	135,972
Victra Holdings LLC/Victra Finance Corp. (Consumer, cyclical, Retail)144A	8.75	9-15-2029	125,000	132,370
Viking Cruises Ltd. (Consumer, cyclical, Leisure time)144A	7.00	2-15-2029	260,000	262,494
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%) (Utilities, Electric)144Aʊ±	7.00	12-15-2026	135,000	135,451
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%) (Utilities, Electric)144Aʊ±	8.88	1-15-2029	125,000	133,934
Vistra Operations Co. LLC (Utilities, Electric)144A	7.75	10-15-2031	170,000	179,463
Walgreens Boots Alliance, Inc. (Consumer, cyclical, Retail)	8.13	8-15-2029	190,000	192,078
Werner FinCo LP/Werner FinCo, Inc. (Industrial, Hand/machine tools)144A	11.50	6-15-2028	190,000	209,179
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%) (Industrial, Hand/machine tools)144A¥	14.50	10-15-2028	340,029	343,854
WESCO Distribution, Inc. (Industrial, Electrical components & equipment)144A	6.63	3-15-2032	270,000	276,053
Windstream Services LLC/Windstream Escrow Finance Corp. (Communications, Telecommunications)144A	8.25	10-1-2031	205,000	212,179
Zebra Technologies Corp. (Technology, Office/business equipment)144A	6.50	6-1-2032	200,000	204,547
Total corporate bonds and notes (Cost $41,358,215)				41,922,664
Loans: 1.61%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%) (Consumer, cyclical, Housewares)±	10.06	10-30-2029	213,687	214,891
Asurion LLC (U.S. SOFR 1 Month+5.25%) (Financial, Insurance)±	9.68	1-31-2028	126,759	123,653
Asurion LLC (U.S. SOFR 1 Month+3.25%) (Financial, Insurance)±	7.68	7-31-2027	84,780	84,686
Blackstone Mortgage Trust, Inc. (U.S. SOFR 1 Month+3.75%) (Financial, REITs)‡±	8.05	12-11-2028	75,000	75,281
Cablevision Lightpath LLC (U.S. SOFR 1 Month+3.25%) (Communications, Internet)±	7.67	11-30-2027	145,000	144,964
Chinos Intermediate Holding, Inc. (U.S. SOFR 3 Month+6.00%) (Consumer, cyclical, Retail)±	10.29	9-26-2031	165,000	167,269
See accompanying notes to portfolio of investments
10 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans(continued)
Clarios Global LP (U.S. SOFR 1 Month+2.75%) (Consumer, cyclical, Auto parts & equipment)±	7.09%	2-28-2025	80,000	$80,100
CommScope, Inc. (U.S. SOFR 1 Month+5.50%) (Communications, Telecommunications)±	9.81	12-17-2029	425,000	433,942
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%) (Industrial, Building materials)±	8.16	11-23-2027	210,000	202,423
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+5.25%) (Consumer, cyclical, Entertainment)±	9.59	12-2-2031	260,000	259,423
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%) (Communications, Media)±	8.81	1-18-2028	149,479	146,210
DirecTV Financing LLC (U.S. SOFR 3 Month+5.25%) (Communications, Media)±	9.80	4-30-2025	195,000	193,483
First Brands Group LLC (U.S. SOFR 3 Month+5.00%) (Consumer, cyclical, Auto parts & equipment)±	9.55	3-30-2027	173,443	169,974
Genesys Cloud Services Holdings II LLC (U.S. SOFR 3 Month+2.50%) (Technology, Software)±	6.81	1-23-2032	35,000	35,066
GEO Group, Inc. (U.S. SOFR 1 Month+5.25%) (Consumer, non-cyclical, Commercial services)±	9.56	4-13-2029	90,000	91,282
Great Outdoors Group LLC (U.S. SOFR 3 Month+3.25%) (Consumer, cyclical, Retail)±	7.55	1-16-2032	150,000	150,874
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%) (Communications, Media)±	8.81	9-30-2027	119,329	82,263
Jane Street Group LLC (U.S. SOFR 3 Month+2.00%) (Financial, Diversified financial services)±	6.40	12-15-2031	64,831	64,721
LifePoint Health, Inc. (U.S. SOFR 3 Month+3.50%) (Consumer, non- cyclical, Healthcare-services)±	7.96	5-17-2031	39,900	39,669
McAfee LLC (U.S. SOFR 1 Month+3.00%) (Technology, Computers)±	7.34	3-1-2029	135,000	135,304
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%) (Consumer, non-cyclical, Healthcare-services)±	9.08	7-1-2031	318,400	263,476
Modivcare, Inc. (U.S. SOFR 3 Month+8.50%) (Consumer, non-cyclical, Healthcare-services)‡±	12.79	1-9-2026	56,478	55,348
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%) (Consumer, cyclical, Retail)±	7.84	3-3-2028	210,000	201,478
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%) (Consumer, cyclical, Retail)±	8.16	2-11-2028	108,922	109,085
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.25%) (Energy, Pipelines)±	8.56	8-1-2029	79,401	80,079
Quikrete Holdings, Inc. (U.S. SOFR 3 Month+2.25%) (Industrial, Building materials)±	6.56	2-10-2032	75,000	75,319
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+6.50%) (Financial, Diversified financial services)±	11.09	4-30-2027	106,393	104,353
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%) (Technology, Software)±	8.56	11-28-2028	54,587	55,254
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%) (Consumer, cyclical, Airlines)±	8.04	10-20-2027	63,907	65,026
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%) (Financial, Insurance)±	9.08	5-6-2032	55,263	55,954
Total loans (Cost $4,027,580)				3,960,850
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 11

Portfolio of investments—January 31, 2025 (unaudited)

	Dividend rate	Shares	Value
Preferred stocks: 1.30%
Brazil: 1.06%
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.11	405,370	$2,614,350
United States: 0.24%
CoBank ACB (U.S. SOFR 3 Month+1.44%) (Financials, Banks)144A†±	5.73	750	603,750
Total preferred stocks (Cost $3,574,955)			3,218,100

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 3.07%
Canada: 0.92%
1375209 BC Ltd. (Consumer, non-cyclical, Pharmaceuticals)144A	9.00%	1-30-2028	$80,000	80,116
Air Canada Pass-Through Trust Series 2020-1 Class C (Consumer, cyclical, Airlines)144A	10.50	7-15-2026	405,000	430,313
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%) (Utilities, Electric)±	4.75	1-18-2082	280,000	267,213
Bausch Health Cos., Inc. (Consumer, non-cyclical, Pharmaceuticals)144A	5.25	1-30-2030	195,000	103,350
Bausch Health Cos., Inc. (Consumer, non-cyclical, Pharmaceuticals)144A	6.13	2-1-2027	220,000	201,126
Baytex Energy Corp. (Energy, Oil & gas)144A	8.50	4-30-2030	90,000	92,722
Bombardier, Inc. (Industrial, Aerospace/defense)144A	8.75	11-15-2030	175,000	188,431
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%) (Energy, Pipelines)±	7.63	1-15-2083	225,000	235,813
Northriver Midstream Finance LP (Energy, Pipelines)144A	6.75	7-15-2032	265,000	271,275
Saturn Oil & Gas, Inc. (Energy, Oil & gas)144A	9.63	6-15-2029	133,000	132,752
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%) (Energy, Pipelines)144A±	7.63	3-1-2055	260,000	267,404
				2,270,515
France: 0.20%
Altice France SA (Communications, Telecommunications)144A	5.50	10-15-2029	185,000	147,169
Banijay Entertainment SASU (Consumer, cyclical, Entertainment)144A	8.13	5-1-2029	225,000	233,908
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%) (Financial, Banks)144Aʊ±	8.00	8-22-2031	110,000	115,149
				496,226
Germany: 0.06%
TK Elevator Holdco GmbH (Industrial, Machinery-diversified)144A	7.63	7-15-2028	150,000	151,231
Ireland: 0.35%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%) (Financial, Diversified financial services)±	6.95	3-10-2055	130,000	133,268
Castlelake Aviation Finance DAC (Financial, Diversified financial services)144A	5.00	4-15-2027	225,000	226,588
See accompanying notes to portfolio of investments
12 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ireland(continued)
GGAM Finance Ltd. (Financial, Diversified financial services)144A	5.88%	3-15-2030	$275,000	$272,255
Perrigo Finance Unlimited Co. (Consumer, non-cyclical, Cosmetics/Personal Care)	6.13	9-30-2032	220,000	215,735
				847,846
Japan: 0.22%
Rakuten Group, Inc. (Communications, Internet)144A	9.75	4-15-2029	250,000	273,049
Rakuten Group, Inc. (5 Year Treasury Constant Maturity+4.25%) (Communications, Internet)144Aʊ±	8.13	12-15-2029	280,000	276,270
				549,319
Liberia: 0.19%
Royal Caribbean Cruises Ltd. (Consumer, cyclical, Leisure time)144A	5.63	9-30-2031	60,000	59,555
Royal Caribbean Cruises Ltd. (Consumer, cyclical, Leisure time)144A	6.00	2-1-2033	120,000	120,950
Royal Caribbean Cruises Ltd. (Consumer, cyclical, Leisure time)144A	6.25	3-15-2032	275,000	279,804
				460,309
Luxembourg: 0.10%
Altice Financing SA (Communications, Telecommunications)144A	9.63	7-15-2027	85,000	78,731
Telecom Italia Capital SA (Communications, Telecommunications)	7.20	7-18-2036	160,000	160,509
				239,240
Mexico: 0.12%
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.66%) (Financial, Banks)144A±	8.45	6-29-2038	100,000	103,447
Borr IHC Ltd./Borr Finance LLC (Energy, Oil & gas)144A	10.00	11-15-2028	199,268	199,036
				302,483
Netherlands: 0.41%
Braskem Netherlands Finance BV (Basic materials, Chemicals)144A	4.50	1-31-2030	190,000	162,481
Sensata Technologies BV (Industrial, Electronics)144A	5.88	9-1-2030	170,000	167,278
Teva Pharmaceutical Finance Netherlands III BV (Consumer, non- cyclical, Pharmaceuticals)	8.13	9-15-2031	250,000	279,922
Trivium Packaging Finance BV (Industrial, Packaging & containers)144A	8.50	8-15-2027	245,000	245,175
VZ Secured Financing BV (Communications, Media)144A	5.00	1-15-2032	180,000	160,828
				1,015,684
Panama: 0.06%
Carnival Corp. (Consumer, cyclical, Leisure time)144A%%	6.13	2-15-2033	155,000	155,384
Spain: 0.06%
Banco Santander SA (5 Year Treasury Constant Maturity+5.31%) (Financial, Banks)ʊ±	9.63	11-21-2028	125,000	137,771
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 13

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Switzerland: 0.18%
UBS Group AG (5 Year Treasury Constant Maturity+3.40%) (Financial, Banks)144Aʊ±	4.88%	2-12-2027	$225,000	$218,443
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Consumer, cyclical, Airlines)144A	9.50	6-1-2028	220,000	226,357
				444,800
United Kingdom: 0.20%
Virgin Media Secured Finance PLC (Communications, Media)144A	4.50	8-15-2030	315,000	279,330
Zegona Finance PLC (Communications, Telecommunications)144A	8.63	7-15-2029	200,000	213,500
				492,830
Total yankee corporate bonds and notes (Cost $7,509,507)				7,563,638

		Yield	Shares
Short-term investments: 1.89%
Investment companies: 1.89%
Allspring Government Money Market Fund Select Class♠∞##		4.32	4,668,294	4,668,294
Total short-term investments (Cost $4,668,294)				4,668,294
Total investments in securities (Cost $236,037,521)	120.01%			296,038,406
Other assets and liabilities, net	(20.01)			(49,350,444)
Total net assets	100.00%			$246,687,962

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
‡	Security is valued using significant unobservable inputs.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
ADR	American depositary receipt
BDC	Business Development Company
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments
14 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,704,992	$34,018,944	$(33,055,642)	$0	$0	$4,668,294	4,668,294	$53,161
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Co.	(495)	$(3,885,750)	$78.50	2-7-2025	$(53,471)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(51)	(423,300)	83.00	2-21-2025	(3,978)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(42)	(315,000)	75.00	2-21-2025	(19,362)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(788)	(5,988,800)	76.00	2-21-2025	(330,960)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(117)	(906,750)	77.50	2-21-2025	(19,013)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(77)	(577,500)	75.00	4-17-2025	(41,965)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(223)	(1,717,100)	77.00	4-17-2025	(98,677)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(137)	(548,000)	40.00	2-7-2025	(37,743)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,743)	(7,756,350)	44.50	2-14-2025	(16,559)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,078)	(4,473,700)	41.50	2-21-2025	(163,317)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(532)	(2,367,400)	44.50	2-21-2025	(12,236)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(4,048)	(18,418,400)	45.50	2-28-2025	(34,408)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(1)	(2,140,000)	21,400.00	2-21-2025	(42,820)
Russell 2000 Index	Morgan Stanley Co.	(32)	(7,552,000)	2,360.00	2-7-2025	(14,400)
Russell 2000 Index	Morgan Stanley Co.	(20)	(4,900,000)	2,450.00	2-14-2025	(3,250)
Russell 2000 Index	Morgan Stanley Co.	(1)	(222,000)	2,220.00	2-21-2025	(8,865)
Russell 2000 Index	Morgan Stanley Co.	(90)	(22,455,000)	2,495.00	3-7-2025	(36,000)
S&P 500 Index	Morgan Stanley Co.	(4)	(2,290,000)	5,725.00	2-7-2025	(126,780)
S&P 500 Index	Morgan Stanley Co.	(4)	(2,352,000)	5,880.00	2-14-2025	(74,300)
S&P 500 Index	Morgan Stanley Co.	(1)	(572,000)	5,720.00	4-17-2025	(41,595)
S&P 500 Index	Morgan Stanley Co.	(11)	(6,440,500)	5,855.00	4-17-2025	(335,610)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(91)	(4,231,500)	465.00	2-21-2025	(1,911)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(183)	(8,418,000)	460.00	2-21-2025	(9,059)
						$(1,526,279)
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 15

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce
16 | Allspring Global Dividend Opportunity Fund

Notes to portfolio of investments—January 31, 2025 (unaudited)
compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Global Dividend Opportunity Fund | 17

Notes to portfolio of investments—January 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$284,019	$0	$284,019
Common stocks
Australia	0	2,556,674	0	2,556,674
Brazil	3,239,792	0	0	3,239,792
Canada	5,046,049	0	0	5,046,049
China	0	5,193,681	0	5,193,681
France	0	10,542,622	0	10,542,622
Germany	0	6,389,082	0	6,389,082
Israel	4,343,243	0	0	4,343,243
Italy	0	3,246,316	0	3,246,316
Japan	0	11,898,790	0	11,898,790
Luxembourg	0	418	0	418
Netherlands	0	3,490,590	0	3,490,590
Norway	3,078,665	0	0	3,078,665
Singapore	0	2,481,080	0	2,481,080
South Korea	0	2,929,469	0	2,929,469
Spain	0	2,776,657	0	2,776,657
Switzerland	0	6,929,989	0	6,929,989
Taiwan	5,321,333	0	0	5,321,333
United Kingdom	0	8,079,359	0	8,079,359
United States	146,322,158	0	554,874	146,877,032
Corporate bonds and notes	0	41,922,664	0	41,922,664
Loans	0	3,830,221	130,629	3,960,850
Preferred stocks
Brazil	2,614,350	0	0	2,614,350
United States	0	603,750	0	603,750
Yankee corporate bonds and notes	0	7,563,638	0	7,563,638
Short-term investments
Investment companies	4,668,294	0	0	4,668,294
Total assets	$174,633,884	$120,719,019	$685,503	$296,038,406
Liabilities
Written options	$1,472,808	$53,471	$0	$1,526,279
Total liabilities	$1,472,808	$53,471	$0	$1,526,279
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund had no material transfers into/out of Level 3.
18 | Allspring Global Dividend Opportunity Fund